Accounts Receivable-Third Parties	6 Months Ended
Jun. 30, 2017
Accounts Receivable
Accounts receivable

4. Accounts Receivable—Third Parties

	June 30,	December 31,
	2017	2016
	(in US$’000)
Accounts receivable, gross	46,279	43,532
Allowance for doubtful accounts	(2,767)	(2,720)
Accounts receivable, net	43,512	40,812

Substantially all the accounts receivable are denominated in RMB, US$ and HK$ and are due within one year from the end of the reporting periods. The carrying value of accounts receivable approximates their fair values.

Movements on the allowance for doubtful accounts, which are only in respect of accounts receivable—third parties, are as follows:

	2017	2016
	(in US$’000)
As at January 1	2,720	3,127
Allowance for doubtful accounts	6	55
Decrease due to collection or write-off	(7)	—
Exchange difference	48	(79)
As at June 30	2,767	3,103

As at June 30, 2017 and December 31, 2016, accounts receivable of approximately US$242,000 and US$26,000 respectively were past due but not impaired. These are in respect of a number of independent customers for whom there is no recent history of default. The ageing analysis of these accounts receivable is as follows:

	June 30,	December 31,
	2017	2016
	(in US$’000)
Within 1 month	109	—
1 to 3 months	18	—
3 to 6 months	115	—
Over 6 months	—	26
	242	26